COMMITMENTS AND CONTINGENCIES - Other litigation issues (Details)			1 Months Ended												12 Months Ended
	Dec. 31, 2019 CNY (¥)	Apr. 24, 2018 CNY (¥)	Oct. 31, 2020 CNY (¥)	Jan. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Oct. 31, 2019 USD ($)	Oct. 31, 2019 CNY (¥)	Sep. 30, 2019 CNY (¥)	Aug. 31, 2019 CNY (¥)	Jul. 31, 2019 CNY (¥)	Jun. 30, 2019 CNY (¥)	Apr. 30, 2019 CNY (¥)	Jul. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)
Construction Fee															¥ 83,300,000
Damages sought value					$ 24,419,000	¥ 170,000,000	$ 22,983,000	¥ 160,000,000							97,100,000
Liquidated Damage															13,800,000
Litigation accrued	¥ 90,200,000					90,200,000									90,200,000
Xin Run
Damages sought value		¥ 14,400,000													20,200,000
Interest on damage sought		¥ 8,860,000
Xin Run | Beijing Urban Construction
Construction Fees Not Paid														¥ 73,900,000
Construction Fee										¥ 10,000,000	¥ 33,700,000
Xin Run | Trading company
Equipment Purchase Price And Related Penalty													¥ 37,200,000
Damages sought value												¥ 20,200,000
Related penalty sought value												¥ 6,000,000
Interest rate												2.00%
Litigation Settlement, Amount Awarded from Other Party	2,000,000
Xin Run | Computer Equipments [Member]
Payment of Equipment Purchase Fee and Related Interest												¥ 40,800,000
Payment of construction Service Fee and Related Interest												¥ 58,100,000
Extra Construction Fee Charged									¥ 16,500,000
Litigation accrued	¥ 90,400,000					90,400,000									90,400,000
Xin Run | Technology Company Beijing Shunyi (Member)
Construction Fees Not Paid						65,200,000
Interest on damage sought						¥ 7,500,000
Other Payables															¥ 47,200,000
Beijing Blue IT | Technology company
Liquidated Damage													¥ 28,300,000
Subsequent event
Related penalty sought value				¥ 6,000,000
Subsequent event | Xin Run | Technology company
Damage awarded			¥ 27,500,000